Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Leases

The following table sets forth data regarding the Company’s leases:

	Year ended December 31,
	2020	2019
	(in thousands)
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$168	$168
Interest on lease liabilities	9	20
Operating lease cost	535	554

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$391	$361
Operating cash flows from operating leases	$530	$506
Financing cash flows from finance leases	$9	$20
Right-of-use assets obtained in exchange for new operating lease liabilities	$230	$200
Weighted-average remaining lease term - finance leases	0.25	1.25
Weighted-average remaining lease term - operating leases	5.92	7.01

	Year ended December 31,
	2020	2019

Weighted-average discount rate - finance leases	3.0%	3.0%
Weighted-average discount rate - operating leases	4.1%	4.2%

Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

	Operating Leases	Finance Leases
	(Dollars in thousands)
Year ending December 31,
2021	$487	$106
2022	466	-
2023	415	-
2024	406	-
2025	420	-
Thereafter	561	-
Total future minimum lease payments	2,755	106
Less imputed interest	(333)	-
Total	$2,422	$106